List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
List of subsidiaries
Schedule of major subsidiaries

		Equity interests (%)
	Country in which
	primary activities are
Name	pursued	Dec 31, 2018	Dec 31, 2019
Centogene AG	Germany	100	100
Centogene IP GmbH	Germany	100	100
Centogene Shared Service GmbH	Germany	100	100
Centogene Fzllc, Dubai	Dubai	100	100
Ludewig Wasserbau GmbH*	Germany	100	0
Centogene US LLC, Burlington, USA	USA	100	100
Centogene GmbH, Vienna	Austria	90	90
Centogene India Pvt. Ltd	India	51	51
LPC GmbH	Germany	51	51

* The 100% interest in Ludewig Wasserbau GmbH was sold as part of the sale and leaseback transaction during the year ended December 31, 2019.  Please refer to note 13.1 for details.